Derivative Financial Instruments - Gains and Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	$ 150	$ 220	$ 302
Gain (loss) recognized in earnings attributable to risk being hedged	71	14	(103)
Cash flow hedges and net investment hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI	1,989	(2,477)	(784)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(243)	21	(75)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	23	60	112
Interest rate contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI			(168)
Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI	344	(349)	(521)
Foreign exchange contracts | Instruments in net investment hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI	1,644	(2,127)	(95)
Cost of services | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	43	23	68
Cost of sales | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(16)	2	51
Cost of financing | Interest rate contracts | Derivative instruments in fair value hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	(1)	20	44
Gain (loss) recognized in earnings attributable to risk being hedged	18	4	(32)
Cost of financing | Interest rate contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(4)	(5)	(3)
Cost of financing | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(18)	(23)	(86)
Cost of financing | Foreign exchange contracts | Instruments in net investment hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	6	16	35
SG&A expense | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(24)	0	53
SG&A expense | Equity contracts | Not designated as hedging instruments - economic hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	201	142	214
Other (income) and expense | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(157)	101	39
Other (income) and expense | Foreign exchange contracts | Not designated as hedging instruments - economic hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	(48)	1	(53)
Interest expense | Interest rate contracts | Derivative instruments in fair value hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	(2)	58	98
Gain (loss) recognized in earnings attributable to risk being hedged	53	11	(71)
Interest expense | Interest rate contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(13)	(13)	(8)
Interest expense | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(52)	(65)	(190)
Interest expense | Foreign exchange contracts | Instruments in net investment hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	$ 17	$ 45	$ 77